Income Taxes - Schedule of Components of Income Tax Benefit (Expense) (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Current income tax expense:
Current income tax benefit (expense)	$ (33)	$ (21)	$ (13)
Adjustments in respect of current income tax of previous year	0	(6)	(3)
Deferred tax
Net operating and investment allowance carryforwards	(125)	(20)	(74)
Currency effect on non-monetary assets of subsidiary	84	(45)	23
Other change in temporary differences	51	0	1
Income tax (expense) benefit	$ (23)	$ (92)	$ (66)